Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of foreign exchange rates used to translate monetary items

The main exchange rates and UF used to translate monetary assets and liabilities, expressed in foreign currency at the end and average of each period in respect to U.S. dollars, are as follows:

	Closing exchange rates		Average exchange rates
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Currencies	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$
Brazilian real	5.28	5.57	5.25	5.66
New Peruvian sol	3.81	3.99	3.83	4.04
Japanese yen	131.32	115.18	134.70	113.87
Euro	0.93	0.88	0.94	0.88
Mexican peso	19.50	20.54	19.60	20.90
Australian dollar	1.47	1.38	1.48	1.40
Pound Sterling	0.83	0.74	0.82	0.75
South African rand	17.01	15.94	17.28	15.88
Chilean peso	855.86	844.69	873.81	849.46
Chinese yuan	6.92	6.38	6.98	6.37
Indian rupee	82.73	74.42	82.52	75.40
Thai Baht	34.64	33.32	34.76	33.55
Turkish lira	18.71	13.28	18.66	13.54
Korean Won	1,259.98	1,188.79	1,291.64	1,183.95
Indonesian Rupiah	15,570.00	14,265.00	15,596.90	14,320.57
United Arab Emirates dirham	3.67	3.67	3.67	3.67
Polish Zloty	4.37	4.06	4.42	4.08
UF (*)	41.02	36.69	40.18	36.48

Schedule of useful lives of property, plant and equipment

The useful lives used for the depreciation and amortization of assets included in property, plant and equipment in years are presented below:

	Minimum life or	Maximum life or	Life or average rate
Classes of property, plant and equipment	rate (years)	rate (years)	in years
Mining assets	3	10	8
Energy generating assets	5	16	10
Buildings	3	25	13
Supplies and accessories	4	10	8
Office equipment	5	10	9
Transport equipment	8	9	9
Network and communication equipment	4	12	8
IT equipment	5	10	8
Machinery, plant and equipment	3	25	10
Other fixed assets	3	15	9

Schedule of useful lives of intangible assets

Minimum and maximum amortization lives or rates of intangible assets:

	Minimum Life or	Maximum Life or
Estimated useful life or amortization rate	Rate	Rate
Water rights	5 years	Indefinite
Rights of way	Indefinite	Indefinite
Corfo Mining properties (1)	8 years	8 years
Mining rights	Unit-production method
Intellectual property	9 years	9 years
IT programs	3 years	9 years